             AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON
                                 APRIL 19, 2007
                                                        REGISTRATION NO. 2-99584



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A


                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 25
                                     AND/OR
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 28

                           PLAN INVESTMENT FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                         2 MID AMERICA PLAZA, SUITE 200
                        OAKBROOK TERRACE, ILLINOIS 60181
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)(ZIP CODE)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (630) 472-7700

                                    COPY TO:



  DAVID P. BEHNKE, PRESIDENT                            ROBERT F. WEBER
2 MID AMERICA PLAZA, SUITE 200                         SYFARTH SHAW LLP
 OAKBROOK TERRACE, IL. 60181                 131 S. DEARBORN STREET, SUITE 2400
                                                       CHICAGO, IL. 60603



(NAME AND ADDRESS OF AGENT
FOR SERVICE)

            It is proposed that this filing will become effective

            X immediately upon filing pursuant to paragraph (b) on (date) pursuant to paragraph (b)

                  60 days after filing pursuant to paragraph (a)(1) on (date) pursuant to paragraph (a)(1)

                  75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of Rule 485

            If appropriate, check the following:

                  This post-effective  amendment designates a new effective date for a previously filed post-effective amendment.

       Title of Securities Being Registered: Participation Certificates.

                           PLAN INVESTMENT FUND, INC.

                                   PROSPECTUS


                                 April 19, 2007


     Plan Investment Fund is a mutual fund, which is open only to members and licensees of the Blue Cross and Blue Shield Association and certain related organizations. The Fund offers Participation Certificates in two separate investment portfolios:

     - The Government/REPO Portfolio -- a money market fund which seeks a high level of current income by investing in U.S. Government obligations and repurchase agreements relating to such obligations.

     - The Money Market Portfolio -- a money market fund which seeks a high level of current income by investing in U.S. Government, bank and commercial obligations.

     For information or new account applications, call BCS Financial Services Corporation (BCS) (toll free) at (800) 621-9215. To place purchase or redemption orders, or to request yield information, call BlackRock Inc. at (800) 821-9771.

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS





                                                                           PAGE
                                                                           ----


RISK/RETURN SUMMARY.....................................................     3
  Investment Objectives.................................................     3
  Principal Investment Strategies.......................................     3
  Principal Risks.......................................................     3
  Performance Information...............................................     4
  Fees and Expenses.....................................................     6
INVESTMENT OBJECTIVES AND STRATEGIES....................................     7
PRINCIPAL RISK FACTORS..................................................     9
MANAGEMENT OF THE FUND..................................................    10
SHAREHOLDER INFORMATION.................................................    11
  Pricing of Participation Certificates.................................    11
  Purchase of Participation Certificates................................    11
  Redemption of Participation Certificates..............................    12
  Payment in Kind.......................................................    12
  Additional Purchase and Redemption Information........................    12
  Dividends and Distributions...........................................    13
TAXES...................................................................    13
FINANCIAL HIGHLIGHTS....................................................    13
WHERE TO FIND MORE INFORMATION..........................................    16

                               RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

     GOVERNMENT/REPO PORTFOLIO: This Portfolio is a money market fund, which seeks a high level of current income and stability of principal. This Portfolio seeks an annual return at least equal to the yield on overnight repurchase agreements collateralized by U.S. Treasury obligations.

     MONEY MARKET PORTFOLIO: This Portfolio is a money market fund, which seeks a high level of current income and stability of principal. This Portfolio seeks an annual return at least equal to the 91 day U.S. Treasury bill bond equivalent yield.

PRINCIPAL INVESTMENT STRATEGIES

     GOVERNMENT/REPO PORTFOLIO: This Portfolio invests in U.S. Government obligations and repurchase agreements relating to such obligations, which provide for repayment within one year after purchase. The investments in the Government/REPO Portfolio are very short-term. The average maturity of investments in this Portfolio will not exceed seven days.

     MONEY MARKET PORTFOLIO: This Portfolio invests in U.S. Government, bank and commercial obligations and repurchase agreements relating to such obligations, which provide for repayment within 397 days after purchase. The investments in the Money Market Portfolio are also very short-term, although they may have longer maturities than investments in the Government/REPO Portfolio. The average maturity of investments in this Portfolio will not exceed 90 days.

PRINCIPAL RISKS

     GOVERNMENT/REPO AND MONEY MARKET PORTFOLIOS: Although the Government/REPO Portfolio and the Money Market Portfolio invest in securities which their investment advisor, BlackRock Institutional Management Corporation ("BlackRock" or the "Advisor"), believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. While these Portfolios seek to maintain a constant net asset value of $1.00 per Participation Certificate, they are subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. An investment in the Government/REPO Portfolio or the Money Market Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Government/REPO Portfolio and the Money Market Portfolio each seek to preserve a net asset value of $1.00 per Participation Certificate, it is possible to lose money by investing in these Portfolios.

PERFORMANCE INFORMATION

     The bar charts and tables below show the annual return and long-term performance of the Portfolios, and indicates the return volatility associated with an investment in the Portfolios. The bar chart for each Portfolio shows how the performance of the Portfolio has varied from year to year for the last ten years, or the life of the Portfolio, if shorter. The table for each Portfolio shows that Portfolio's average annual return for one, five and ten years, or the life of the Portfolio, if shorter. The bar charts and the tables assume reinvestment of dividends and distributions. The past performance of the Portfolios does not necessarily indicate how they will perform in the future.

                            GOVERNMENT/REPO PORTFOLIO
                     ANNUALIZED TOTAL RETURNS FOR EACH YEAR



                                                             GOVERNMENT/REPO PORTFOLIO
                                                             -------------------------


1997                                                                    5.57
1998                                                                    5.48
1999                                                                    5.05
2000                                                                    6.37
2001                                                                    3.90
2002                                                                    1.62
2003                                                                    1.04
2004                                                                    1.29
2005                                                                    3.20
2006                                                                    5.06



     During the period shown in the bar chart, the highest quarterly return for the Government/REPO Portfolio was 6.77% (for the quarter ended September 30,
2000) and the lowest quarterly return was .92% (for the quarter ended September 30, 2003).



AVERAGE
ANNUAL
TOTAL
RETURNS
(FOR THE
PERIODS
ENDING
DECEMBER
31,
2006):    1 YEAR  5 YEARS  10 YEARS
--------  ------  -------  --------


Governm-
  ent/R-
  EPO
  Port-
  foli-
  o.....   5.06%    2.43%    3.84%




     The Government/REPO Portfolio seven-day average yield as of December 31, 2006 was 5.29%. You may obtain this Portfolio's current seven-day yield by calling (800) 451-1188 or by visiting the Fund's website at http://www.pif.com.

                             MONEY MARKET PORTFOLIO
                     ANNUALIZED TOTAL RETURNS FOR EACH YEAR



                                                             MONEY MARKET PORTFOLIO
                                                             ----------------------


1997                                                                  5.51
1998                                                                  5.42
1999                                                                  5.02
2000                                                                  6.32
2001                                                                  4.12
2002                                                                  1.72
2003                                                                  1.02
2004                                                                  1.15
2005                                                                  3.05
2006                                                                  4.92



     During the period shown in the bar chart, the highest quarterly return for the Money Market Portfolio was 6.70% (for the quarter ended September 30, 2000) and the lowest quarterly return was .86% (for the quarters ended December 31, 2003 and June 30, 2004).



AVERAGE
ANNUAL
TOTAL
RETURNS
(FOR THE
PERIODS
ENDING
DECEMBER
31,
2006):    1 YEAR  5 YEARS  10 YEARS
--------  ------  -------  --------


Money
  Market
  Port-
  foli-
  o.....   4.92%    2.36%    3.81%




     The Money Market Portfolio seven-day average yield as of December 31, 2006 was 5.11%. You may obtain this Portfolio's current seven-day yield by calling
(800) 451-1188 or by visiting the Fund's website at http://www.pif.com.

FEES AND EXPENSES

     This table describes the fees and expenses you may pay if you invest in the Portfolios. Plan Investment Fund (the "Fund") does not charge any form of sales load, redemption fee or exchange fee for any of the Portfolios.

     Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets).



                                                          GOVERNMENT REPO    MONEY MARKET
                                                             PORTFOLIO         PORTFOLIO
                                                          ---------------    ------------


Management Fees........................................         0.13%            0.20%
Other Expenses.........................................         0.09%            0.10%
                                                                ----             ----
  Total Annual Portfolio Operating Expenses(1).........         0.22%            0.30%
                                                                ====             ====





--------------


(1) Total Annual Portfolio Operating Expenses for the year ended December 31, 2006, with fee waivers, were 0.10% of average net assets for the Government/REPO Portfolio and 0.27% of average net assets for the Money Market Portfolio. The fee waivers, which reduced operating expenses for the Government/REPO Portfolio and the Money Market Portfolio for the year ended December 31, 2006, are voluntary. BlackRock and BCS expect to continue these waivers, but the waivers can be terminated upon 90 days written notice to the Fund.


EXAMPLES

     These examples are intended to help you compare the cost of investing in the Portfolios with the cost of other mutual fund investments.

     These examples assume that you invest $10,000 in the Portfolios for the time periods indicated and then redeem all of your investments at the end of those periods. The examples also assume that the investments have a 5% return each year and that the respective Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------   -------   -------   --------


Government/REPO Portfolio ..........................    $23      $71       $124      $283
Money Market Portfolio..............................    $31      $97       $169      $386

                      INVESTMENT OBJECTIVES AND STRATEGIES

THE GOVERNMENT/REPO PORTFOLIO

     The Government/REPO Portfolio is a money market fund. The investment objective of the Government/REPO Portfolio is to maximize investment income, with a minimum annual target return equal to the yield on overnight repurchase agreements collateralized by U.S. Treasury obligations, while maintaining sufficient liquidity to accommodate daily withdrawal requests on a same day basis. The Board of Trustees may change the investment objective of the Government/REPO Portfolio without approval of the holders of the Participation Certificates.

     The Government/REPO Portfolio invests in a broad range of government obligations and repurchase agreements relating to such obligations, having remaining maturities of one year or less, except that items of collateral securing portfolio securities which are subject to repurchase agreements may have maturities exceeding one year. At least 80% of the Government/REPO Portfolio's net assets will be invested at all times in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies, and repurchase agreements relating to such obligations. Prior to any change in the Government/REPO Portfolio investment policy, the Fund will provide at least 60 days prior notice of such change to the Participation Certificate holders of the Portfolios. The dollar-weighted average maturity of the Government/REPO Portfolio will not exceed seven days.

     The Government/REPO Portfolio will only purchase securities that present minimal credit risks as determined by BlackRock and which either have a high quality rating (that is, one of the two highest categories) from a nationally recognized rating agency or, if unrated, are of comparable quality as determined by BlackRock.

THE MONEY MARKET PORTFOLIO

     The Money Market Portfolio is a money market fund. The investment objective of the Money Market Portfolio is to maximize investment income, with a minimum annual target return equal to the 91 day U.S. Treasury bill bond equivalent yield, while maintaining sufficient liquidity to accommodate reasonable daily withdrawal requests on a same day basis. The Board of Trustees may change the investment objective of the Money Market Portfolio without approval of the holders of the Participation Certificates.

     The Money Market Portfolio invests in a broad range of government, bank and commercial obligations, having remaining maturities of 397 days or less, except that items of collateral securing portfolio securities, which are subject to repurchase agreements may have maturities exceeding 397 days. The dollar-weighted average maturity of the Money Market Portfolio will not exceed 90 days.

     The Money Market Portfolio will only purchase securities that present minimal credit risks as determined by BlackRock and which either have a high quality rating (that is, one of the two highest categories) from a nationally recognized rating agency or, if unrated, are of comparable quality as determined by BlackRock.

UNUSUAL MARKET CONDITIONS/TEMPORARY DEFENSIVE PERIODS

     During periods of unusual market conditions or during temporary defensive periods, each Portfolio may depart from its principal investment strategies. Each Portfolio may hold uninvested cash reserves pending investment, during such periods. Uninvested cash reserves will not earn income.

INVESTMENTS

     Set forth below, are the principal investments of the Portfolios, as well as other investments, which the Portfolios may make from time to time.

     Both Portfolios may:

     1. Purchase obligations issued by the U.S. Treasury. The Portfolios may also purchase obligations issued or guaranteed by agencies of the U.S. Government.

     2. Enter into repurchase agreements. Under a repurchase agreement, a Portfolio acquires an investment for a short period (usually not more than 60 days), subject to an obligation of the seller to repurchase and the Portfolio to resell the investment at an agreed price and time, which determines the yield during the holding period. The repurchase agreements are fully collateralized by U.S. Government securities.

     3. Enter into reverse repurchase agreements to provide liquidity to meet redemption requests when the sale of portfolio securities is considered to be disadvantageous. Under a reverse repurchase agreement, a Portfolio sells an investment that it holds, subject to an obligation of the Portfolio to repurchase the investment at an agreed price and time. Proceeds of reverse repurchase agreements used to provide liquidity to meet redemption requests may equal no more than five percent of the total assets of the Portfolio. The Fund does not expect the use of reverse repurchase agreements to affect the net asset value of the Portfolios.

     The Money Market Portfolio may:

     1. Purchase bank obligations, such as certificates of deposit, bankers' acceptances, bank notes and time deposits, issued or supported by the credit of U.S. branches of U.S. banks with assets of at least $1 billion, if such obligations meet the Portfolio's maturity limitations and quality standards for corporate debt obligations.

     2. Purchase commercial paper rated (at the time of purchase) at least "A-1" by Standard & Poor's Corporation ("S&P") or "Prime-1" by Moody's Investors Service, Inc. ("Moody's").

     3. Purchase corporate bonds and notes rated (at the time of purchase) at least "AA" by S&P or at least "Aa" by Moody's.

     4. Purchase variable amount master demand notes ("VAMD Notes") issued by corporations, which are unsecured instruments that permit the indebtedness to vary and provide for periodic adjustments in the interest rate. Although such notes normally are considered illiquid and are not traded, the Fund may at any time demand payment from the issuers of the VAMD Notes, in less than seven days, of principal and accrued interest. VAMD Notes typically are not rated by credit rating agencies.

     Neither Portfolio purchases unrated instruments unless that Portfolio's investment advisor has determined the instrument to be of comparable quality to rated instruments, which that Portfolio may buy.

     The Fund will:

     - seek to make investments in instruments authorized by the New York State Insurance Department provided such investments also comply with the Fund's Investment Guidelines and the Investment Company Act.

     - seek to make investments which will be permitted investments under the requirements of other applicable state insurance laws and regulations, although each investor should determine for itself the suitability under state insurance laws and regulations, of investing in the Fund.

     - maintain a high degree of portfolio liquidity at all times.

DISCLOSURE OF PORTFOLIO HOLDINGS

     A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information.

                             PRINCIPAL RISK FACTORS

     The principal risks of investing in the Fund are described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. While the Government/REPO and Money Market Portfolios attempt to maintain a stable net asset value of $1.00 per Participation Certificate, if interest rates rise rapidly, these Portfolios may not be able to prevent the net asset level from falling below $1.00 per Participation Certificate.

     Credit Risk. Credit risk is the risk that an issuer will be unable to make principal and interest payments when due. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with corporate debt securities presenting somewhat higher credit risk. Credit quality ratings published by a nationally recognized rating agency are widely accepted measures of credit risk. The lower a security is rated by such a rating agency, the more credit risk it is considered to represent.

     Liquidity and Leverage Risks. Certain investment strategies employed by the Portfolios may involve additional investment risk. For example, variable and floating rate instruments may involve liquidity risk. Liquidity risk is the risk that securities may be difficult or impossible to sell at the time and the price that the Fund would like. Reverse repurchase agreements and when-issued or delayed delivery transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of an investment portfolio.

                             MANAGEMENT OF THE FUND

INVESTMENT ADVISOR


     BlackRock Institutional Management Corporation, the Advisor to the Government/REPO Portfolio and the Money Market Portfolio was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. The Advisor is a wholly-owned indirect subsidiary of BlackRock, Inc., which has over $1 trillion of assets under management as of December 31, 2006. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. ("PNC") and Merrill Lynch & Co., Inc.



     On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc's investment management business combined with that of BlackRock, Inc. to create a new independent company that is one of the world's largest asset management firms.


     As Investment Advisor, BlackRock manages, and is responsible for all purchases and sales of securities of, the Government/REPO Portfolio and the Money Market Portfolio. BlackRock also acts as a servicing agent, maintains the financial accounts and records and computes the net asset value and net income for both Portfolios of the Fund. For the services provided and expenses assumed by it with respect to the Government/REPO Portfolio and the Money Market Portfolio, BlackRock is entitled to receive a fee, computed daily and payable monthly, based on such Portfolio's average net assets.


     BlackRock may from time to time waive the fees otherwise payable to it, or it may reimburse a Portfolio for its operating expenses. Any fees waived or expenses reimbursed with respect to a particular year are not recoverable. For the year ended December 31, 2006, the Government/REPO Portfolio paid fees to BlackRock equal to 0.04% of its average net assets, and the Money Market Portfolio paid fees to BlackRock equal to 0.17% of its average net assets.



     A discussion regarding the basis for the Board of Trustees approving the investment advisory and service agreements between the Fund and BlackRock is available in the Fund's annual report to Participation Certificate Holders for the year ended December 31, 2006.


TRUSTEES

     The Trustees of the Fund are as follows:


     *David P. Behnke is President and Chief Executive Officer of the Fund and Senior Vice President and Chief Financial Officer of BCS Financial Services Corporation, BCS Financial Corporation, BCS Insurance Company, BCS Life Insurance Company, and Plans' Liability Insurance Company.


     Paul F. Brown is Vice President and Deputy General Counsel, BlueCross BlueShield Association.

     Emil D. Duda is Senior Executive Vice President and Chief Financial Officer of The Lifetime Healthcare Companies.

     John G. Foos is Senior Vice President and Chief Financial Officer of Independence Blue Cross.


     Terry D. Kellogg is Executive Vice President, BlueCross BlueShield of Alabama.


     Robert A. Leichtle is Executive Vice President, Chief Financial Officer and Treasurer of BlueCross BlueShield of South Carolina.

     Gerard T. Mallen is Vice President Treasury Operations of Health Care Service Corporation

     Joseph F. Reichard is Vice President, Treasury Services and Assistant Treasurer of Highmark, Inc.


     John C. Trifone is Vice President, Treasurer and Chief Financial Officer of Blue Cross Blue Shield of Vermont



     Marilyn T. Tromans is Vice President and Chief Financial Officer of Blue Cross and Blue Shield of Kansas City


--------------

* This Trustee of the Fund may be deemed an "interested person" as defined in the Investment Company Act.

                             SHAREHOLDER INFORMATION

PRICING OF PARTICIPATION CERTIFICATES


     BlackRock determines the net asset value per Participation Certificate of the Government/REPO Portfolio and the Money Market Portfolio for purposes of pricing purchase and redemption orders as of 12 Noon (Eastern Time) and as of 4:00 P.M. (Eastern Time). This is only done on business days on which purchase orders or redemption orders are placed for that Portfolio and there is sufficient trading in instruments held by that Portfolio so that its net asset value per Participation Certificate might be affected materially. A business day of the Fund is any weekday other than the holidays observed by the Fund, which currently are: New Year's Day, Martin Luther King's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Thanksgiving Day and Christmas Day. In computing net asset value per Participation Certificate, the Government/REPO Portfolio and the Money Market Portfolio use the amortized cost method of valuation and normally maintain a constant net asset value of $1.00 per Participation Certificate.


PURCHASE OF PARTICIPATION CERTIFICATES


     The Fund, acting as its own distributor without the services of an underwriter, sells Participation Certificates of each Portfolio without a sales charge, at the net asset value per Participation Certificate next determined after receipt of a purchase order by BlackRock. Investors may open an account with the Fund by completing, and submitting to BCS, an application form which may be obtained by telephoning (toll-free) (800) 621-9215; the form requests information from the investor required to enable BlackRock to open an account for such investor. After the application form has been approved by BCS and forwarded to BlackRock, an investor may place purchase orders for Participation Certificates on any business day directly with BlackRock. Orders may be transmitted by telephoning (800) 821-9771 and indicating the amount and the Portfolio of the Participation Certificates desired.


     Purchase orders for the Government/REPO Portfolio and the Money Market Portfolio which are received by 12 Noon (Eastern Time) will be executed at the net asset value determined at 12 Noon (Eastern Time) that day if PNC Bank, as agent for the custodian, PFPC Trust Company, receives Federal funds by 4:00 P.M. (Eastern Time). In addition, purchase orders for the Government/REPO Portfolio and the Money Market Portfolio which are received after 12 Noon (Eastern Time) but before 3:00 P.M. (Eastern Time) will be executed at the net asset value determined at 4:00 P.M. (Eastern Time) that day if PNC Bank receives Federal funds by 4:00 P.M. (Eastern Time). Orders tendered after 3:00 P.M. (Eastern
Time), and orders for which payment has not been received by PNC Bank by 4:00 P.M. (Eastern Time), will not be deemed to have been received on that day and notice will be given to the investor placing the order.


     Investors must pay for Participation Certificates of each Portfolio in Federal funds or other funds immediately available to PNC Bank. The Government/REPO Portfolio has a $1 million minimum initial and subsequent investment requirement, but the Fund may waive these minimums from time-to-time in its discretion. The Money Market Portfolio does not have minimum initial or subsequent investment requirements. Payment for orders which are not received or accepted by BlackRock will be returned after prompt inquiry to the sending investor. Each Portfolio may in its discretion reject any orders for purchase of Participation Certificates. Unless the purchaser designates a specific Portfolio, all purchases automatically will be made in the Money Market Portfolio.

REDEMPTION OF PARTICIPATION CERTIFICATES

     Investors must transmit redemption orders to BlackRock by telephone in the manner described under "Purchase of Participation Certificates." The Fund will redeem Participation Certificates at the net asset value per Participation Certificate next determined after receipt of the redemption order.

     The Fund will pay for redeemed Participation Certificates for which a redemption order is received by BlackRock on a business day before 3:00 P.M. (Eastern Time) in Federal funds wired to the redeeming investor's account on the same business day. The Fund will pay for redemption orders which are received on a business day after such time (or on a day when PNC Bank is closed) in Federal funds wired on the next business day following redemption that PNC Bank is open for business. An investor receives no dividend for the day on which Participation Certificates are redeemed; therefore, investors that do not place redemption orders by the times indicated may wish to wait until the morning of the following business day to do so.

     The Fund may suspend the right to redemption or postpone the date of payment upon redemption (as well as suspend or postpone the recordation of the transfer of its Participation Certificates) for the periods permitted under the Investment Company Act as determined by the SEC by rules and regulations.

     Further Information Regarding the Portfolios. Investors may in effect transfer all or part of their investments from one Portfolio to another by placing simultaneous redemption and purchase orders. These orders will be executed in sequence in accordance with the procedures discussed above.

     If any investor ceases to be a member or licensee of the Blue Cross and Blue Shield Association or a related organization (a "BCBS Investor"), the Fund may redeem the Participation Certificates held by such investor, without the investor's consent.

PAYMENT IN KIND

     Investors may request that redemption order proceeds consist of securities held by the Portfolio in lieu of cash. Prior to placing a payment in kind redemption order, an investor must provide PFPC with written instructions identifying the custodial account to receive the securities to be distributed. The securities to be distributed shall represent a pro rata share of each security held in the Portfolio, in accordance with Rule 17a-5 under the Investment Company Act. Under guidelines established by the Board of Trustees, the Investment Advisors shall have the authority to make adjustments to the mix of securities to establish round lots that are more easily traded; however, these adjustments may not materially change the maturity, quality and liquidity characteristics of the remaining Portfolio.

     If the Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Fund may make payment wholly or partly in securities or other property.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     The Fund has not adopted a market timing policy because the Portfolios seek to maintain a stable net asset value of $1.00 and because the Portfolios are generally used for short-term investment or cash management purposes. There can be no assurances, however, that the Portfolios may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

DIVIDENDS AND DISTRIBUTIONS

     Investors in the Portfolios are entitled to dividends and distributions arising only from the net income and capital gains, if any, earned on investments held by that Portfolio. Each Portfolio declares net income daily as a dividend to Participation Certificate holders of record at the close of business on the date of declaration. The Fund pays dividends monthly. Dividends will be reinvested in additional Participation Certificates or, if the investor so elects by checking the appropriate box on the application form, will be transmitted to such investor by wire within five business days after the end of the month (or within five business days after a redemption of all of the investor's Participation Certificates). The Government/REPO Portfolio and the Money Market Portfolio do not expect to realize net long-term capital gains.

                                      TAXES

     As long as each Portfolio meets the requirements for being a regulated investment company, it pays no federal income tax on the earnings it distributes to holders of Participation Certificates. The Portfolios met these requirements in the last taxable year, and intend to qualify in future years.

     Dividends you receive from the Fund, whether reinvested or taken as cash, are generally taxable. Dividends from long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income. The Fund expects that substantially all of the dividends from the Fund will be taxable as ordinary income.

     PFPC, as transfer agent, will send each holder of Participation Certificates or its authorized representative an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment.

     Dividends declared in December of any year, and payable to holders of record on a specified date in December, will be deemed for tax purposes to have been received by the shareholders and paid by the Fund on December 31 of such year in the event such dividends are actually paid during January of the following year.

     The foregoing discussion is only a brief summary of some of the federal tax considerations generally affecting the Portfolios and holders of Participation Certificates. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolios or holders of Participation Certificates, and this discussion is not intended as a substitute for careful tax planning. Investors in the Portfolios should consult their tax advisors concerning their own tax situation.

                              FINANCIAL HIGHLIGHTS


     The financial highlights tables are intended to help you understand the financial performance of the Portfolios for the periods indicated. Certain information reflects financial results for a single Participation Certificate. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). This information for the years ended December 31, 2006, 2005 and 2004, has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the financial statements of the Fund, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The information for the years ended December 31, 2003 and 2002 has been audited by Ernst & Young LLP. This information should be read in conjunction with the audited financial statements and notes thereto included in the Statement of Additional Information.

                            GOVERNMENT/REPO PORTFOLIO

     The table below sets forth selected financial data for a Participation Certificate outstanding throughout each period presented.



                                           YEAR        YEAR        YEAR        YEAR        YEAR
                                           ENDED       ENDED       ENDED       ENDED       ENDED
                                         12/31/06    12/31/05    12/31/04    12/31/03    12/31/02
                                         --------    --------    --------    --------    --------


Net Asset Value, Beginning of Year....   $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income.................      0.050       0.032       0.013       0.010       0.016
Net Realized Gain (Loss) on
  Investments.........................         --          --          --          --
                                         --------    --------    --------    --------    --------
       Total From Investment
          Operations..................      0.050       0.032       0.013       0.010       0.016
                                         --------    --------    --------    --------    --------
LESS DISTRIBUTIONS:
Dividends to PC holders from Net
  Investment Income...................     (0.050)     (0.032)     (0.013)     (0.010)     (0.016)
                                         --------    --------    --------    --------    --------
       Total Dividends and
          Distributions...............     (0.050)     (0.032)     (0.013)     (0.010)     (0.016)
                                         --------    --------    --------    --------    --------
Net Asset Value, End of Year..........   $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                         ========    ========    ========    ========    ========
       Total Return...................       5.06%       3.20%       1.29%       1.04%       1.62%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000).......   $885,468    $718,146    $693,684    $284,236    $131,558
Ratio of Net Total Expenses to Average
  Net Assets(1).......................       0.10%       0.10%       0.10%       0.10%       0.10%
Ratio of Net Investment Income to
  Average Net Assets(2)...............       4.96%       3.19%       1.32%       1.01%       1.61%





--------------


(1) Without the waiver of a portion of advisory and administration fees, the ratio of total expenses to average daily net assets would have been .22%, .24%, .27%, .28% and .30% for the years ended December 31, 2006, 2005, 2004,
    2003 and 2002, respectively.



(2) Without the waiver of a portion of advisory and administration fees, the ratio of net investment income to average daily net assets would have been 4.84%, 3.05%, 1.15%, .83% and 1.41% for the years ended December 31, 2006,
    2005, 2004, 2003 and 2002, respectively.

                             MONEY MARKET PORTFOLIO

     The table below sets forth selected financial data for a Participation Certificate outstanding throughout each year presented.




                                           YEAR      YEAR      YEAR      YEAR      YEAR
                                           ENDED     ENDED     ENDED     ENDED     ENDED
                                         12/31/06  12/31/05  12/31/04  12/31/03  12/31/02
                                         --------  --------  --------  --------  --------


Net Asset Value, Beginning of Year.....  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income..................     0.049     0.030     0.011     0.010     0.017
Net Realized Gain (Loss) on
  Investments(1).......................        --        --        --        --        --
                                         --------  --------  --------  --------  --------
       Total From Investment
          Operations...................     0.049     0.030     0.011     0.010     0.017
                                         --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
Dividends to PC holders from Net
  Investment Income....................    (0.049)   (0.030)   (0.011)   (0.010)   (0.017)
                                         --------  --------  --------  --------  --------
       Total Dividends and
          Distributions................    (0.049)   (0.030)   (0.011)   (0.010)   (0.017)
                                         --------  --------  --------  --------  --------
Net Asset Value, End of Year...........  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                         ========  ========  ========  ========  ========
       Total Return....................      4.92%     3.05%     1.15%     1.02%     1.72%
Ratios/Supplemental Data:
Net Assets, End of Period (000)........  $143,329  $189,193  $151,444  $296,488  $616,125
Ratio of Net Total Expenses to Average
  Net Assets(2)........................      0.27%     0.28%     0.27%     0.23%     0.22%
Ratio of Net Investment Income to
  Average Net Assets(3)................      4.80%     3.02%     1.10%     1.05%     1.70%




--------------

(1) Less than $0.01 per share.


(2) Without the waiver of a portion of advisory and administration fees), the ratio of total expenses to average daily net assets would have been .30%, .31%, .30%, .26% and .24% for the years ended December 31, 2006, 2005, 2004,
    2003 and 2002, respectively.



(3) Without the waiver of a portion of advisory and administration fees, the ratio of net investment income to average daily net assets would have been 4.77%, 2.99%, 1.07%, 1.02% and 1.68% for the years ended December 31, 2006,
    2005, 2004, 2003 and 2002, respectively.

                         WHERE TO FIND MORE INFORMATION

     The Statement of Additional Information (the "SAI") includes additional information about the Fund. The SAI is incorporated by reference into and is legally part of this Prospectus. The Annual and Semi-Annual Reports provide additional information about the Fund and its investments.


     Investors can get free copies of the above-named documents, request other information about the Fund, and make shareholder inquiries, by calling BCS (toll free) at (800) 621-9215. The Fund makes available its Prospectus and Annual and Semi-Annual Reports, free of charge, at the Fund's website at http://www.pif.com.


     Information about the Fund (including the Fund's SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Fund are available on the SEC's EDGAR database and the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

                      The Fund's SEC File No. is 811-04379.

                           PLAN INVESTMENT FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION


                                 APRIL 19, 2007



TABLE OF CONTENTS



GENERAL INFORMATION                                                        B-2
INVESTMENT STRATEGIES, RISKS AND POLICIES                                  B-2
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                             B-7
NET ASSET VALUE                                                            B-8
MANAGEMENT OF THE FUND                                                     B-9
ADDITIONAL INFORMATION CONCERNING TAXES                                   B-16
DIVIDENDS                                                                 B-17
PERFORMANCE INFORMATION                                                   B-18
ADDITIONAL DESCRIPTION CONCERNING VOTING OF PARTICIPATION CERTIFICATES    B-19
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                             B-21
COUNSEL                                                                   B-21
MISCELLANEOUS                                                             B-21
FINANCIAL STATEMENTS                                                      B-21
APPENDIX - DESCRIPTION OF BOND AND COMMERCIAL PAPER RATINGS               B-22



     This Statement of Additional Information is not a Prospectus and should be read in conjunction with the current Prospectus of Plan Investment Fund, Inc. (the "Fund"), dated April 19, 2007, as it may from time to time be supplemented or revised. No investment in Participation Certificates should be made without reading the Prospectus of the Fund. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus and Annual and Semi-Annual Reports of the Fund may be obtained, without charge, by calling BCS (toll free) at (800) 621-9215.

                               GENERAL INFORMATION

     The Fund is a Maryland corporation and was incorporated on August 6, 1985. The Fund is a diversified, open-end management investment company. The Fund consists of two portfolios: the Government/REPO Portfolio and the Money Market Portfolio. Each Portfolio is represented by a class of Participation Certificates separate from those of the Fund's other Portfolios. The Government/REPO Portfolio commenced operations on June 1, 1995. The Money Market Portfolio commenced operations on March 11, 1987.

                    INVESTMENT STRATEGIES, RISKS AND POLICIES

     See the Prospectus for a description of the investment strategies, risks and policies of the Fund. The following discussion supplements such description and relates to principal investments as well as other investments of the Fund.

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

     Examples of the types of U.S. Government obligations that the Fund may hold include, in addition to U.S. Treasury bills, notes and bonds, the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration and International Bank for Reconstruction and Development.

     With respect to the repurchase agreements ("Repurchase Agreements") described in the Prospectus, securities subject to Repurchase Agreements will be held by PFPC Trust Company or in the Federal Reserve/Treasury book-entry system. Repurchase Agreements are considered to be loans under the Investment Company Act. The Repurchase Agreements are collateralized by U.S. Government securities the market value of which, on a daily basis, including accrued interest, if any, is at least equal to 100% of the purchase price plus accrued interest under the Repurchase Agreements. The Fund will perfect its security interest in the collateral securing the Repurchase Agreements in accordance with U.S. Treasury Regulations and the applicable commercial transaction law of the state in which such collateral is located. If the seller defaults in its obligation to repurchase the underlying instrument, which in effect constitutes collateral for the seller's obligation, at the price and time fixed in the Repurchase Agreement, the Fund might incur a loss if the value of the collateral declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the Fund may be delayed or limited. Each Portfolio will enter into Repurchase Agreements only with those banks and dealers determined by that Portfolio's Investment Advisor to meet the Portfolio's respective quality standards as established by the Fund's Board of Trustees. These standards require an independent review by the Portfolio's Investment Advisor of the operating history and financial condition of the sellers to evaluate their creditworthiness and the risk of their becoming involved in bankruptcy proceedings or otherwise impairing the quality of the Repurchase Agreement during its contemplated term. The Investment Advisor will monitor the creditworthiness of the seller during the life of a Repurchase Agreement.

     With respect to the variable amount master demand notes ("VAMD Notes") described in the Prospectus, the Investment Advisor will consider the earning power, cash flows and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, VAMD Notes will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

     The Fund may also invest in collateralized mortgage obligations ("CMOs"), which are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the types of CMOs in which the Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. The Fund may also invest in other asset-backed securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets, such as trade receivables. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided. The underlying assets are subject to prepayments, which shorten the securities' weighted average life and may lower their return. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made.

     The maturity of the instruments in which the Fund invests normally shall be deemed to be a period remaining until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made. An instrument issued or guaranteed by the U.S. Government or any agency thereof which has a variable rate of interest readjusted no less frequently than annually may be deemed to have a maturity equal to the period remaining until the next readjustment date. An instrument which has a demand feature that entitles the holder to receive the principal amount of such instrument from the issuer upon no more than seven days' notice and which has a variable rate of interest may be deemed to have a maturity equal to the longer of the period remaining until the interest rate will be readjusted or the period remaining until the principal amount owed can be received through demand. An instrument, which has a variable rate of interest may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. An instrument which has a demand feature that entitles the holder to receive the principal amount of such instrument from the issuer upon no more than seven days' notice and which has a floating rate of interest may be deemed to have a maturity equal to the period of time remaining until the principal amount owed can be received from the issuer through demand.

     The Appendix attached hereto contains a description of the rating symbols used by Standard & Poor's Corporation and Moody's Investors Service, Inc. for bonds and commercial paper in which the Portfolios invest.

DISCLOSURE OF PORTFOLIO INFORMATION

The Board of Trustees of the Fund has adopted policies and procedures concerning the disclosure of the portfolio holdings of the Fund. The policies and procedures provide that the Fund will only release information about its portfolio holdings as follows:

     o Information which has previously been made public may be freely released.

     o Government and/or regulatory entities, such as the SEC or a court of law, have the right to review portfolio holdings.

     o Portfolio holdings may be reviewed by third parties for legitimate business reasons, subject to additional requirements, including approval by the Fund's chief compliance officer or his designee and an acceptable confidentiality agreement (including an agreement not to trade).

Except as set forth above, the policies and procedures do not apply differently to different categories of persons. Portfolio holdings are publicly disclosed on fiscal quarters with a 60-day lag. In considering a request for disclosure, the chief compliance officer or his designee will consider whether the requesting third party has a legitimate purpose for reviewing the portfolio holdings and whether such disclosure poses any material risk. In connection with the review, the chief compliance officer or his designee will consider any possible conflicts of interest that may arise in connection with such requested disclosure. The Fund's chief compliance officer is required to notify the Board of Trustees of new third parties approved to receive portfolio holdings pursuant to the procedures at the next meeting of the Board of Trustees.

The Fund does not have any policies or procedures with respect to the receipt of compensation or other consideration by the Fund, its investment adviser, or any other party in connection with the disclosure of information about portfolio securities.

INVESTMENT AND BORROWING LIMITATIONS

     Below is a complete list of the Portfolios' investment limitations that may not be changed without the affirmative vote of the holders of a "majority" of the outstanding Participation Certificates of the respective Portfolios (as defined herein under "Miscellaneous").

The Portfolios may not:

     1. Borrow money, except from commercial banks for temporary purposes, and then in amounts not in excess of 5% of the total assets of the respective Portfolio at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amount borrowed or 5% of the total assets of the respective Portfolio at the time of such borrowing. This borrowing provision applies to Reverse Repurchase Agreements whose proceeds are utilized to provide liquidity to meet redemption requests when liquidation of portfolio securities is considered disadvantageous. At no time shall the level of funds borrowed to meet redemption requests exceed 5% of the total assets of the respective Portfolio; the interest expenses associated with such credit arrangements will be charged to the income of the respective Portfolio; and any new cash flows must be applied to retiring such Portfolio borrowings.

     2. Purchase any securities, which would cause 25% or more of the total assets of the respective Portfolio at the time of such purchase to be invested in the securities of issuers conducting their principal business activities in the same general industry. There is no limitation for the Portfolios with respect to investments in U.S. Government obligations or for the Money Market Portfolio in obligations of domestic branches of U.S. banks.

     3. Purchase securities of any issuer, other than those issued or guaranteed by the U.S. Government, Federal agencies and government-sponsored corporations, if immediately after such purchase more than 5% of the total assets of the respective Portfolio would be invested in such issuer; except that up to 100% of the total assets of the Government/REPO Portfolio and the Money Market Portfolio may be invested in Repurchase Agreements with maturities not greater than seven days without regard to this 5% limitation.

     4. Purchase securities, if immediately after such purchase more than 10% of the total assets of the respective Portfolio would be invested in securities which are illiquid, including Repurchase Agreements with maturities greater than seven days and VAMD Notes with greater than seven days' notice required for sale.

     5. Make loans, except that each Portfolio may purchase or hold debt instruments, and may enter into Repurchase Agreements, in accordance with its investment objectives and policies.

     6. Purchase securities issued by Health Plans Capital Service Corporation.

     7. Purchase or sell commodities or commodity contracts, including futures contracts, or invest in oil, gas or mineral exploration or development programs.

     8. Acquire voting securities of any issuer or acquire securities of other investment companies.

     9. Purchase or sell real estate. (However, each Portfolio may purchase bonds and commercial paper issued by companies, which invest in real estate or interests therein.)

     10. Purchase securities on margin, make short sales of securities or maintain a short position.

     11. Act as an underwriter of securities.

     12. Issue senior securities, except to the extent that certain investment policies related to Reverse Repurchase Agreements discussed herein and in the Prospectus may be deemed to involve the issuance of senior securities within the meaning of the Investment Company Act.

PORTFOLIO TRANSACTIONS

     Purchases and sales of securities for each Portfolio usually are principal transactions. The Investment Advisor normally purchases securities on behalf of the Portfolios directly from the issuer or from an underwriter or market maker of the securities. The Portfolios usually pay no brokerage commissions for such purchases. Purchases from dealers serving as market makers may include the spread between the bid and asked prices. While the Investment Advisor intends to seek the best price and execution for portfolio transactions on an overall basis, the Fund may not necessarily pay the lowest spread or commission available on each transaction.

     The Investment Advisor of each Portfolio determines the allocation of transactions, including their frequency, to various dealers in its best judgment under the general supervision of the Board of Trustees of the Fund and in a manner deemed fair and reasonable to Participation Certificate holders.

     The Investment Advisor of each Portfolio makes investment decisions for such Portfolio independently from those for the other investment companies advised by the Investment Advisor. It may happen, on occasion, that the same security is held in one or more of such other investment companies. Simultaneous transactions are likely when the same investment advisor advises several investment companies, particularly when a security is suitable for the investment objectives of more than one of such investment companies. When two or more investment companies advised by the Investment Advisor are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated to the respective investment companies, both as to amount and price, in accordance with a method deemed equitable to each investment company. In some cases this system may adversely affect the price paid or received by a Portfolio or the size of the security position obtainable or sold for a Portfolio.


     The Fund will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into Repurchase Agreements or Reverse Repurchase Agreements with, BlackRock (the Investment Advisor) or any affiliates, officers or employees of BlackRock, provided that the Fund may execute portfolio transactions with dealers affiliated with BlackRock in accordance with the terms of an applicable exemptive order issued by the SEC

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Under the Investment Company Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption (i) for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or during which trading on said Exchange is restricted (trading shall be deemed restricted as determined by the SEC by rules and regulations), or (ii) for any period during which an emergency exists (an emergency shall be deemed to exist as determined by the SEC by rules and regulations) as a result of which disposal or valuation of portfolio securities is not reasonably practical, or for such other periods as the SEC, or any successor governmental authority, may by order permit for the protection of Participation Certificate holders of the Portfolios. (The Fund may also suspend or postpone the recording of the transfer of its Participation Certificates by the transfer agent upon the occurrence of any of the foregoing conditions.)

     If the Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Fund may make payment wholly or partly in securities or other property; investors will incur expenses in disposing of redemption proceeds which are paid in this manner. The Fund has elected to commit itself to pay all redemption proceeds in cash up to the lesser of $250,000 or 1% of the respective Portfolio's net asset value for any Participation Certificate holder within a 90 day period pursuant to a notification of election filed with the SEC under, and in accordance with the guidelines set forth in, Rule 18f-1 under the Investment Company Act. (See "Net Asset Value" below for an example of when such redemption or form of payment might be appropriate.)


     The Fund will not issue certificates representing Participation Certificates unless requested to do so by its investors. If such certificates have been issued representing Participation Certificates to be redeemed, prior to effecting a redemption with respect to such Participation Certificates, PFPC must have received such certificates properly endorsed (i.e., duly executed with signatures guaranteed by a commercial bank, a trust company or a member firm of a domestic securities exchange). PFPC reserves the right to request additional documentation in order to confirm that a transaction is properlyauthorized. Participation Certificate holders having questions regarding proper documentation or desiring to request certificates representing Participation Certificates should contact PFPC.


TRANSFER PAYMENTS

     A BCBS Investor investing in the Government/REPO Portfolio or the Money Market Portfolio may direct that payment upon redemption of Participation Certificates in the Portfolio be used to purchase Participation Certificates of the Government/REPO Portfolio or the Money Market Portfolio for another BCBS Investor by a transfer of the redeemed Participation Certificates to the second BCBS Investor. Such a transfer is made by a redemption and simultaneous purchase in the name of the second BCBS Investor. A BCBS Investor may not request a transfer from its Government/REPO Portfolio or its Money Market Portfolio account in a dollar amount greater than the dollar amount held in such investor's account on the business day prior to the date of such request. Such transfers may be effected at any time prior to 4:00 P.M. (Eastern Time). There is no limit on the number of transfers that a BCBS Investor can place in any one day, nor on the total number of such transfers by all BCBS Investors per day.

                                 NET ASSET VALUE

     The Fund calculates the net asset value per Participation Certificate of each Portfolio by dividing the total value of the assets belonging to each Portfolio, less the value of any liabilities charged to that Portfolio, by the total number of outstanding Participation Certificates of that Portfolio.

     As stated in the Fund's Prospectus, the Government/REPO Portfolio and Money Market Portfolio securities are valued on the basis of amortized cost. In connection with their use of amortized cost valuation, the Portfolios limit the dollar-weighted average maturity of their investments to not more than seven days for the Government/REPO Portfolio and 90 days for the Money Market Portfolio, and do not purchase any instrument with a remaining maturity of more than 397 days at the time of purchase, except that items of collateral securing securities subject to Repurchase Agreements may bear longer maturities. The Fund's Board of Trustees also has established procedures that are intended to stabilize these Portfolios' net asset value per Participation Certificate for purposes of sales and redemptions at $1.00. Such procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which the Portfolios' net asset value per Participation Certificate calculated by using available market quotations deviates from $1.00 per Participation Certificate. In the event such deviation exceeds 1%, the Board of Trustees will promptly consider what action, if any, should be initiated. If the Board of Trustees believes that the amount of any deviation from a Portfolio's $1.00 amortized cost price per Participation Certificate may result in material dilution or other unfair results to investors or existing Participation Certificate holders of the respective Portfolio, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the Portfolio's average maturity; withholding or reducing dividends; redeeming Participation Certificates in kind; reducing the number of the Portfolio's outstanding Participation Certificates without monetary consideration; or utilizing a net asset value per Participation Certificate determined by using available market quotations.

     Investors should also be aware that although procedures exist which are intended to stabilize the net asset value of the Government/REPO Portfolio and the Money Market Portfolio at $1.00 per Participation Certificate, the value of the underlying assets of the Portfolios will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by the Portfolios. The market value of the obligations in the Portfolios can be expected to vary inversely to changes in prevailing interest rates. Investors should also recognize that, in periods of declining interest rates, the Portfolios' yields may tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Portfolios' yields may tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Portfolios from the continuous sale of its Participation Certificates will likely be invested in portfolio instruments producing lower yields than the balance of the Portfolios, thereby reducing the Portfolios' current yield. In periods of rising interest rates, the opposite can be expected to occur.

                             MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS

     The business and affairs of the Fund are managed under the direction of the Board of Trustees. The Trustees and officers of the Fund, along with certain information concerning each of them, are as follows:

INTERESTED TRUSTEES


                                       TERM OF                                                NUMBER OF
                                       OFFICE*                                               PORTFOLIOS
                                         AND                                                   IN FUND          OTHER
                        POSITION(S)     LENGTH                PRINCIPAL                        COMPLEX       TRUSTEESHIPS
     NAME,              HELD WITH      OF TIME              OCCUPATION(S)                     OVERSEEN         HELD BY
 ADDRESS,AND AGE          FUND          SERVED           DURING PAST 5 YEARS                 BY TRUSTEE        TRUSTEE
--------------------  --------------  ---------  ----------------------------------------  ---------------  ---------------
David P. Behnke(1)    Trustee,        3 Years    June 2003 to Present - Senior Vice        Two              None
2 Mid America Plaza   President and              President and Chief Financial Officer,
Suite 200             Chief                      BCS Financial Corporation, BCS
Oakbrook Terrace, IL  Executive                  Financial Services Corporation, BCS
60181                 Officer                    Insurance Company, BCS Life Insurance
Age 53                                           Company and Plans' Liability Insurance
                                                 Company; June 2003 to January 2007 -
                                                 Senior Vice President and Chief
                                                 Financial Officer, BCSI Holdings, Inc.;
                                                 January 2002 to June 2003 - Vice
                                                 President and Chief Financial Officer,
                                                 BCSI Holdings, Inc; Senior Vice
                                                 President, BCS Insurance Company


----------------
*    Term of office is one year.

(1) David P. Behnke may be deemed an "interested person" (as defined in the Investment Company Act) of the Fund as a result of his status as President and Chief Executive Officer of the Fund.

DISINTERESTED TRUSTEES


                                       TERM OF                                                NUMBER OF
                                       OFFICE*                                               PORTFOLIOS
                                         AND                                                   IN FUND          OTHER
     NAME              POSITION(S)     LENGTH                PRINCIPAL                        COMPLEX        TRUSTEESHIPS
    ADDRESS,            HELD WITH      OF TIME              OCCUPATION(S)                     OVERSEEN         HELD BY
    AND AGE              FUND          SERVED           DURING PAST 5 YEARS                  BY TRUSTEE        TRUSTEE
--------------------  --------------  ---------  ----------------------------------------  ---------------  ---------------
Paul F. Brown         Trustee         3 Years    September 2002 to Present  - Vice         Two                  None
225 North Michigan                               President and Deputy General Counsel,
Avenue                                           BlueCross BlueShield Association;
Chicago, IL 60601                                January 2002 to September 2002 -
Age 42                                           Partner, Kirkland & Ellis (law firm)

Emil D. Duda          Trustee         5 Years    January 2003 - Present - Senior           Two                  None
165 Court Street                                 Executive Vice President and Chief
Rochester, NY 14647                              Financial Officer, The Lifetime
                                                 Healthcare Companies;

                                       TERM OF                                                NUMBER OF
                                       OFFICE*                                               PORTFOLIOS
                                         AND                                                   IN FUND          OTHER
     NAME              POSITION(S)     LENGTH                PRINCIPAL                        COMPLEX        TRUSTEESHIPS
    ADDRESS,            HELD WITH      OF TIME              OCCUPATION(S)                     OVERSEEN         HELD BY
    AND AGE              FUND          SERVED           DURING PAST 5 YEARS                  BY TRUSTEE        TRUSTEE
--------------------  --------------  ---------  ----------------------------------------  ---------------  ---------------
Age 55                                           2002 -  Executive Vice President and
                                                 Chief Financial Officer, The Lifetime
                                                 Healthcare Companies

John G. Foos          Chairman        3 Years    2002 to Present - Senior Vice President   Two              Transatlantic
1901 Market St.                                  and Chief Financial Officer, Independenc                   Holdings,
Philadelphia, PA      Trustee         5 Years    Blue Cross                                                 Inc.
19103
Age 57

Terry D. Kellogg      Trustee         3 Years    April 2005 to Present - Executive Vice    Two              None
450 Riverchase                                    President, BlueCross BlueShield
Parkway East                                     of Alabama;
Birmingham, AL 35244                             June 2002 to April 2005 - Executive
Age 53                                           Vice President and Chief Financial
                                                 Officer, BlueCross BlueShield of Alabama
                                                 2002 to June 2002 - Senior Vice President
                                                 and Chief Financial Officer, BlueCross
                                                 BlueShield of Alabama

Robert A. Leichtle    Trustee         6 Years    2002 to Present - Executive Vice          Two              None
1 -- 20 East at                                  President, Chief Financial Officer
Alpine Road                                      and Treasurer, BlueCross BlueShield
Columbia, SC 29219                               of South Carolina;
Age 60

Gerard T. Mallen      Trustee         2 Years    February 2004 to Present - Vice           Two              None
300 East Randolph                                President Treasury Operations, Health
Street 14th Floor                                Care Service Corporation (HCSC)
Chicago, IL 60601                                (BlueCross Blueshield of Illinois,
Age 52                                           Texas, New Mexico and Oklahoma);
                                                 2002 to February 2004 - Vice President
                                                 and Chief Financial Officer, Fort
                                                 Dearborn Life (wholly-owned subsidiary
                                                 of HCSC)

Joseph F.             Trustee         9 Years    2002 to Present - Vice President,         Two              None
Reichard, CCM                                    Treasury Services and Assistant
120 Fifth Avenue                                 Treasurer, Highmark, Inc.;(Insurance
Pittsburgh, PA 15222                             Company)
Age 59

                                       TERM OF                                                NUMBER OF
                                       OFFICE*                                               PORTFOLIOS
                                         AND                                                   IN FUND          OTHER
     NAME              POSITION(S)     LENGTH                PRINCIPAL                        COMPLEX        TRUSTEESHIPS
    ADDRESS,            HELD WITH      OF TIME              OCCUPATION(S)                     OVERSEEN         HELD BY
    AND AGE              FUND          SERVED           DURING PAST 5 YEARS                  BY TRUSTEE        TRUSTEE
--------------------  --------------  ---------  ----------------------------------------  ---------------  ---------------
John C. Trifone       Trustee         1 Year     September 2005 to Present - Vice          Two              None
445 Industrial Lane                              President, Treasurer and Chief
Berlin, VT 05602                                 Financial Officer, BlueCross BlueShield
Age 52                                           of Vermont;

                                                 2002 to February 2006 - Corporate Vice
                                                 President of Information Technology &
                                                 Development, Vice President of Finance,
                                                 BlueCross BlueShield of Mississippi

Marilyn T. Tromans
2301 Main             Trustee         1 Year     2002 to Present - Vice President and      Two              None
Kansas City, MO 64108                            Chief Financial Officer, Blue Cross Blue
Age 53                                           Shield of Kansas City

EXECUTIVE OFFICERS

Dale E. Palka         Treasurer       8 Years    2002 to Present - Senior Vice President,  None             None
2 Mid America Plaza                              BCS Financial Services Corporation;
Suite 200 Oakbrook    Chief           2 Years
Oakbrook Terrace, IL  Compliance
60181                 Officer
Age 58

Sandra K. Strutz      Secretary       4 Years    September 2003 to Present - Assistant     None
2 Mid America Plaza                              None Corporate Secretary, BCS Financial
Suite 200                                        Corporation; March 2003 to September
Oak Brook Terrace,                               2003 - Secretary, BCS Financial
IL 60181                                         Corporation; November 2002 to March
Age 51                                           2003 - Executive  Assistant & Corporate
                                                 Meetings Coordinator, BCS Financial
                                                 Corporation; January 2002 to October
                                                 2002 - Executive Assistant, BCS Financial
                                                 Corporation


--------------
*Term of office is one year.

COMMITTEES OF THE BOARD OF TRUSTEES

          The Board of Trustees has a standing Audit Committee and a standing Nominating Committee.

Audit Committee.

          The purpose of the Audit Committee is to assist the Board of Trustees in fulfilling its governance responsibilities by, among other things, inquiring:

     o whether management has maintained the reliability and integrity of Fund policies and financial reporting and disclosure practices;

     o whether management has established and maintained processes to assure that an adequate system of internal control is functioning;

     o whether management has established and maintained processes to assure compliance by the Fund with applicable laws and regulations;

     o about and evaluating the performance and qualifications of financial management and the independent auditors, and

     o by encouraging open communication among management, the independent auditors and the Board of Trustees.


The Audit Committee is responsible for identifying the independent auditors for selection by the Board of Trustees to audit the Fund's financial statements, reviewing the auditor's fees, reviewing and approving the scope of the audit and pre-approving certain audit and non-audit services to be provided to the Fund, and in certain cases, non-audit services provided to the Fund's investment adviser and certain affiliated parties. The members of the Audit Committee are Emil D. Duda, Terry D. Kellogg and Gerard T. Mallen The Audit Committee met twice during the Fund's most recent fiscal year.


Nominating Committee.


The purpose of the Fund's Nominating Committee is to gather information and make recommendations to the PC holders of nominees for election as Trustees of the Fund. The members of the Nominating Committee are Robert A. Leichtle and Joseph
F. Reichard. The Nominating Committee met twice during the Fund's most recent fiscal year.


The Nominating Committee will consider PC holders' recommendations of potential nominees for election as Trustees. Recommendations of potential nominees for election at the annual meeting of PC holders should be submitted in writing to the Fund at its principal office.

                                             AGGREGATE DOLLAR RANG OF EQUITY
                                              SECURITIES IN ALL REGISTERED
                                             INVESTMENT COMPANIES OVERSEEN
   NAME OF      DOLLAR RANGE OF EQUITY          BY TRUSTEE IN FAMILY OF
   TRUSTEE      SECURITIES IN THE FUND           INVESTMENT COMPANIES
------------  --------------------------  --------------------------------------


          As of December 31, 2006, none of the Fund's Trustees had "beneficial ownership" (as such term is defined by Rule 16a-1(a)(2) of the Securities Exchange Act of 1934) of equity securities in the Fund or any registered investment companies overseen by the Trustee within the same family of investment companies as the Fund.


                  NAME OF
                OWNERS AND
  NAME OF      RELATIONSHIPS                    TITLE OF       VALUE OF       PERCENT OF
  TRUSTEE       TO TRUSTEE         COMPANY       CLASS        SECURITIES        CLASS
-----------  -----------------  ------------  ------------  --------------  --------------


     As of December 31, 2006, none of the Fund's Trustees who are not interested persons of the Fund or their immediate family members were record owners or "beneficial owners" (as such term is defined by Rule 13d-3 or Rule 16a-1(a)(2) of the Securities Exchange Act of 1934) of equity securities of an investment advisor of the Fund or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor of the Fund.



     The Fund reimburses its Trustees for out-of-pocket expenses related to attending meetings. Trustees who are not employed by Blue Cross and/or Blue Shield Plans, or any subsidiaries or affiliates thereof, are paid $500 for participation in each regular meeting and $150 for participation in each telephonic meeting. The Fund does not pay any compensation to its other Trustees or to its Officers for acting in such capacities. No director, officer or employee of BlackRock, PFPC Trust Company or PFPC is eligible to serve as a Trustee or Officer of the Fund. The Trustees and Officers of the Fund in their individual capacities own none, and cannot own any, of the Fund's Participation Certificates. For the year ended December 31, 2006, a total of $ 14,997 was paid by the Fund for Trustee meeting expenses.


                                             PENSION OR                 TOTAL
                                             RETIREMENT                 COMPENSATION
                                             BENEFITS     ESTIMATED     FROM
                                             ACCRUED      ANNUAL        FUND AND
NAME OF                      AGGREGATE       AS PART      BENEFITS      FUND COMPLEX
PERSON,                      COMPENSATION    OF FUND      UPON          PAID TO
POSITION                     FROM FUND       EXPENSES     RETIREMENT    TRUSTEES
---------------------------  --------------  -----------  ------------  ---------------


     For the fiscal year ended December 31, 2006, the Fund did not pay any remuneration to, or accrue any retirement benefits for, any of its Trustees or Officers.


INVESTMENT ADVISOR AND SERVICE AGENT

     The services BlackRock provides as Investment Advisor are described briefly in the Fund's Prospectus. More specifically, BlackRock supervises the sales of portfolio securities, and places orders for such transactions. As Service Agent for both Portfolios of the Fund, BlackRock maintains financial and other books and records, including appropriate journals and ledgers; verifies trade tickets; calculates weighted average maturity, dividends and yields; prepares unaudited financial statements; prepares or assists in the preparation of regulatory filings; computes net asset value and the market value of assets of the Fund; prepares reports to the Board of Trustees of the Fund; and performs related administrative services. BlackRock agrees to abide by applicable legal requirements in providing these services.

         For the services provided and expenses assumed by it with respect to the Government/REPO Portfolio and the Money Market Portfolio, BlackRock is entitled to receive a fee, computed daily and payable monthly, at the following annual rates:

    ANNUAL FEE                          PORTFOLIO ANNUAL NET ASSETS
---------------                         ------------------------------

           .20%                         of the first $250 million

           .15%                         of the next $250 million

    ANNUAL FEE                          PORTFOLIO ANNUAL NET ASSETS
---------------                         ------------------------------
           .12%                         of the next $250 million

           .10%                         of the next $250 million

           .08%                         of amounts in excess

                                        of $1 billion.


     BlackRock has agreed to voluntarily reduce the fees otherwise payable to it by the Government/REPO Portfolio to the extent necessary to reduce the ordinary operating expenses of the Government/REPO Portfolio so that they do not exceed ..15% of the Government/REPO Portfolio's average net assets for each fiscal year. BlackRock has agreed contractually to reduce the fees otherwise payable to it by the Money Market Portfolio to the extent necessary to reduce the ordinary operating expenses of the Money Market Portfolio so that they do not exceed .30% of the Money Market Portfolio's average net assets for each fiscal year. In addition, as disclosed in the Prospectus, BlackRock in conjunction with BCS have entered into further fee waivers, which reduced total annual portfolio operation expenses for the year ended December 31, 2006 to 0.10% of average daily net assets for the Government/REPO Portfolio.


     BlackRock also has agreed that if, in any fiscal year, the expenses borne by the Government/REPO Portfolio and the Money Market Portfolio exceed the applicable expense limitations imposed by the securities regulations in any state in which Participation Certificates of the Portfolios are registered or qualified for sale to the public, they will reimburse the respective Portfolio for any excess to the extent required by such regulations.


     For the years ended December 31, 2004, 2005, and 2006 BlackRock was paid $206,587, $386,503, and $512,821 respectively, net of $710,247, $1,021,537 and
$1,069,501 waived fees, as investment advisor and service agent for the Government/REPO Portfolio. For the same periods BlackRock was paid fees of $424,559, $270,784, and $334,187 respectively, net of $76,955, $47,796, and
$59,116 waived fees, as investment advisor and service agent for the Money Market Portfolio.

CUSTODIAN AND TRANSFER AGENT


     PFPC Trust Company ("PFPC Trust"), acts as custodian of the Fund's assets and PFPC Inc. ("PFPC"), acts as the Fund's transfer agent and dividend disbursing agent. Both PFPC Trust Co. and PFPC are wholly owned subsidiaries of PFPC Worldwide, Inc., an indirect wholly-owned subsidiary of PNC Financial Services Group, Inc ("PNC"). PFPC Trust and PFPC earn fees from the Fund for serving in these capacities. PFPC Trust Company has its principal offices at 8800 Tinicum Boulevard, Suite 200, Philadelphia, PA 19153, with an additional custodial services location at 200 Stevens Drive, Suite 410, Lester, Pennsylvania 19113. As custodian, PFPC Trust Company, among other things, collects income of and payments to the Fund; executes and delivers proxies, consents and other authorizations for the Fund; establishes and maintains segregated accounts in its records for and on behalf of each Portfolio; delivers, releases and exchanges securities held for the Fund when necessary; makes payments of cash to, or for the account of, each Portfolio for the purchase of securities for each Portfolio, for the redemption of Participation Certificates, and for the payment of interest, dividends, taxes and management fees; and furnishes the Fund with various confirmations, summaries and reports. PFPC Trust Company is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PFPC Trust Company shall remain responsible for the performance of its duties under the Custodian Agreement and shall hold the Fund harmless for the acts and omissions of any bank or trust company serving as sub-custodian. For the services provided and expenses assumed by PFPC Trust Company as custodian, PFPC Trust Company is entitled to receive a fee, computed daily and payable monthly, at the following annual rates:


                                                          FUND'S AVERAGE
ANNUAL FEE                                                ANNUAL GROSS ASSETS*
-----------------------------------------------------     --------------------------------------
..025% ................................................    of the first $5 million
..020% ................................................    of the next $5 million
..015% ................................................    of the next $10 million
..010% ................................................    of the next $10 million
..008% ................................................    of amounts in excess of $30 million

plus $10 for each purchase, sale or maturity transaction with an annual minimum of $5,000.

* Based on the average of the assets included in the Fund's net asset value on each day in such month that such value is calculated.


PFPC, Inc. has been retained to act as transfer agent for the Fund. PFPC has its principal business address at 301 Bellevue Parkway, Wilmington, Delaware 19809. As transfer agent, PFPC, among other things, issues and redeems Participation Certificates, processes dividends, prepares various communications to Participation Certificate holders, answers correspondence from Participation

     Certificate holders, keeps records of the accounts of each Participation Certificate holder and prepares and submits various reports to the Fund. For the services provided and expenses assumed by PFPC as transfer agent, PFPC is entitled to receive a fee, computed daily and payable monthly, equal to $15.00 per master account and sub-account per Portfolio per year, prorated in the case of accounts maintained for only a portion of a full year, plus $1.00 for each master account purchase or redemption transaction, plus $5.00 for each outgoing wire of Federal funds, provided that the minimum annual fee payable to PFPC shall be $5,000 Administrator.


     BCS a wholly-owned subsidiary of BCS Financial Corporation, which has its principal office at 2 Mid America Plaza, Suite 200, Oakbrook Terrace, Illinois 60181, serves as the Fund's administrator. BCS acts generally in a supervisory capacity with respect to the Fund's overall operations and Participation Certificate holder relations. BCS's administrative services include maintaining the Fund's Oakbrook Terrace, Illinois office; maintaining financial and accounting records other than those maintained by the Investment Advisor or its agents; supervising the performance of administrative and professional services to the Fund by others; monitoring, and notifying the Fund of, the eligibility of the Fund's present and prospective investors and certain requirements of various state insurance laws and regulations; receiving and processing applications from present and prospective investors in the Fund; and accumulating information for and coordinating (but not paying for) the preparation of reports to the Fund's Participation Certificate holders and the SEC.


     For its administrative services, BCS is entitled to receive a fee from the Fund calculated daily and paid monthly at an annual rate not to exceed .05% of the average daily net assets. For the years ended December 31 2004, 2005 and 2006 BCS was paid $84,489, $157,868, and $209,462, respectively, net of
$187,378, $339,939 and $389,478, waived fees as administrator for the Government/REPO Portfolio. For the same periods BCS was paid fees of$128,065, $79,645 and $98,526 as administrator for the Money Market Portfolio.


EXPENSES


     The Fund's ordinary operating expenses generally consist of fees for legal, accounting and other professional services, rating agency fees, fees of BlackRock, PFPC Trust Company, PFPC and BCS, costs of Federal and state registrations and related distributions to Participation Certificate holders, certain insurance premiums as well as the costs associated with maintaining corporate existence. Other costs include taxes, brokerage fees, interest and extraordinary expenses. For the year ended December 31, 2006, expense ratios were .10% for the Government/REPO Portfolio, and .27% for the Money Market Portfolio. Without the waiver of a portion of the advisory, administrator and service agent fees, the ratio of expenses to average daily net assets would have been .22% for the Government/REPO Portfolio, and .30% for the Money Market Portfolio.


ADDITIONAL INFORMATION CONCERNING TAXES

     The following summarizes certain additional tax considerations generally affecting the Portfolio and holders of Participation Certificates that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of a Portfolio or holders of Participation Certificates or possible legislative changes, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

     The Portfolios met the requirements for being a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") in the last year and intend to qualify in future years. In order to so qualify for a taxable year, a Portfolio must distribute at least 90% of its gross income for the year, derive at least 90% of its gross income for the year from certain qualifying sources and comply with certain diversification requirements. A 4% nondeductible excise tax is imposed on regulated investment companies that fail currently to distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

     If for any taxable year a Portfolio does not qualify for tax treatment as a regulated investment company, all of that Portfolio's taxable income will be subject to tax at regular corporate rates without any deduction for distributions to holders of Participation Certificates of the Portfolio. In such event, dividend distributions to holders of Participation Certificates of the Portfolio would be taxable as ordinary income to the extent of that Portfolio's earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders.

     Each Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or 31% of gross proceeds paid to a Participation Certificate holder who has failed to provide a correct tax identification number in the manner required, is subject to withholding by the Internal Revenue Service for failure properly to include on his return payments of taxable interest or dividends, or has failed to certify to the Fund that he is not subject to backup withholding when required to do so or that it is an "exempt recipient."

     Although each Portfolio expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income tax, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a Portfolio may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Portfolios and holders of Participation Certificates under such laws may differ from the treatment under federal income tax laws. Holders of Participation Certificates are advised to consult their tax advisors concerning the application of state and local taxes.

     Although each Portfolio does not expect to realize long-term capital gains, any net realized long-term capital gains will be distributed at least annually. A Portfolio will generally have no tax liability with respect to such gains, and the distributions will be taxable to holders of Participation Certificates of a Portfolio as long-term capital gains (20% or 28%, as applicable), regardless of how long a holder has held a Portfolio's Participation Certificates. Such distributions will be designated as a capital gain dividend in a written notice mailed by a Portfolio to holders of its Participation Certificates not later than 60 days after the close of the Portfolio's taxable year.

     Similarly, although each Portfolio does not expect to earn any investment company taxable income, taxable income earned by a Portfolio will be distributed to holders of its Participation Certificates. In general, a Portfolio's investment company taxable income will be its taxable income (for example, any short-term capital gains) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. Each Portfolio will be taxed on any undistributed investment company taxable income of that Portfolio. To the extent such income is distributed by a Portfolio (whether in cash or additional shares), it will be taxable to holders of Participation Certificates of such Portfolio as ordinary income.

     The foregoing discussion is based on federal tax laws and regulations which are in effect on the date of this Statement of Additional Information. Such laws and regulations may be changed by legislative or administrative action.

                                   DIVIDENDS

     Net income of each Portfolio for dividend purposes will consist of (i) interest accrued and dividends earned (including both original issue and market discount) less amortization of any premium, (ii) plus or minus all realized short-term gains and losses, if any, attributable to such Portfolio including such Portfolio's pro rata share of the fees payable to, and the general expenses (for example, legal, accounting and Trustee's fees) of, the Fund, prorated on the basis of relative net asset value of the Fund's other Portfolios applicable to that period.

                             PERFORMANCE INFORMATION

DETERMINATION OF YIELD


     From time-to-time, the Fund may quote the Government/REPO Portfolio and the Money Market Portfolio "yield" and "effective yield" in communications to Participation Certificate holders that are deemed to be advertising. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Government/REPO Portfolio and the Money Market Portfolio refers to the income generated by an investment in the Portfolios over a seven-day period as identified in the communication. This income is then annualized. This means that the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by the investment is assumed to be reinvested weekly. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. For the seven-day period ending December 31, 2006, the Money Market Portfolio average yield was 5.11% and the effective yield was 5.24%. For the same period the Government/REPO Portfolio average yield was 5.29% and the effective yield was 5.43%.


     The yield of the Government/REPO Portfolio was positively affected by fee waivers. (See "Investment Advisors and Service Agent" and "Administrator" under "Management of the Fund".)

                        ADDITIONAL DESCRIPTION CONCERNING
                      VOTING OF PARTICIPATION CERTIFICATES

     The Fund's Amended and Restated Articles of Incorporation provide that on any matter submitted to a vote of Participation Certificate holders, all Participation Certificates, irrespective of class, shall be voted in the aggregate and not by class except that (i) as to a matter with respect to which a separate vote of any class is required by the Investment Company Act or the General Corporation Law of the State of Maryland, such requirements as to a separate vote by that class shall apply in lieu of the aggregate voting as described above, and (ii) as to a matter which does not affect the interest of a particular class, only Participation Certificate holders of the affected class shall be entitled to vote thereon.

     Rule 18f-2 under the Investment Company Act provides that any matter required to be submitted by the provisions of such Investment Company Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a "majority" of the outstanding Participation Certificates (as defined herein under "Miscellaneous") of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are identical or that the matter does not affect any interest of such class. However, Rule 18f-2 exempts the selection of independent public accountants and the election of trustees from the separate voting requirements of Rule 18f-2.

     The chart below sets forth those Participation Certificate holders each of which owned of record or beneficially 5% or more of the outstanding Participation Certificates of a Portfolio as of March 30, 2007.


                                            Percent of          Percent of
                                            Participation       Participation
                                            Certificates        Certificates
           Participation                    Owned of            Owned of
            Certificate                     Government/Repo     Money Market
              Holder                        Portfolio           Portfolio
------------------------------------------  ------------------  ----------------

Blue Shield of California                         6.40%
50 Beale Street
San Francisco, California 94105

Blue Cross and Blue Shield of Delaware                               5.70%
One Brandywine Gateway
Wilmington, Delaware 19899

BlueCross BlueShield Association                 14.96%             35.73%
225 North Michigan Avenue
Chicago, Illinois 60601

                                            Percent of          Percent of
                                            Participation       Participation
                                            Certificates        Certificates
           Participation                    Owned of            Owned of
            Certificate                     Government/Repo     Money Market
              Holder                        Portfolio           Portfolio
------------------------------------------  ------------------  ----------------
Health Care Services Corporation                 13.30%
300 East Randolph Street
Chicago, Illinois 60601

The Lifetime Healthcare Companies                20.1%              7.06%
165 Court St.
Rochester, NY 14647

Capital Blue Cross                               6.89%
2500 Elmerton Ave.
Harrisburg, PA 17177

Highmark, Inc.                                                      32.37%
120 Fifth Avenue
Pittsburgh, PA 15222

Mountain State Blue Cross Blue Shield                               6.80%
700 Market Square
Parkersburg, WV 26101

BlueCross BlueShield of South Carolina           20.71%
I-20 at Alpine Road
Columbia, South Carolina 29219

Regence Blue Cross Blue Shield of Utah                              6.81%
1800 Ninth Avenue
Seattle, WA 98101

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


     Deloitte & Touche LLP, with offices at 111 South Wacker Drive, Chicago, Illinois 60606 has been selected as the independent registered public accounting firm of the Fund for the year ending December 31, 2007.


                                     COUNSEL


     Seyfarth Shaw LLP, 131 South Dearborn, Suite 2400 , Chicago, Illinois 60603, will pass upon the legality of the Participation Certificates offered hereby.


                                  MISCELLANEOUS

     As used in the Prospectus and in this Statement of Additional Information, the term "majority," when referring to the approvals to be obtained from Participation Certificate holders, means the vote of the holders of more than 50% of the Fund's outstanding Participation Certificates of each class affected by the matter with respect to which the vote is being taken.

     The Fund has chosen a calendar fiscal year.

     Purchase orders for Participation Certificates of each of the Portfolios are accepted by the Fund's Transfer Agent, which is located in Wilmington, Delaware.

                              FINANCIAL STATEMENTS


     The audited financial statements and notes thereto for the Fund contained in the Fund's Annual Report dated December 31, 2006, are incorporated by reference into this Statement of Additional Information. The financial statements and notes thereto for the Fund contained in the Fund's Annual Report for the years ended December 31, 2006, 2005 and 2004 have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report thereon also appears in such Annual Report and is also incorporated by reference herein. The information for the years ended December 31, 2003 and 2002 has been audited by Ernst & Young LLP.

                                    APPENDIX

                DESCRIPTION OF BOND AND COMMERCIAL PAPER RATINGS

     The Fund may invest in securities which at time of purchase have ratings not lower than the following:

TYPE OF
SECURITY    RATING AGENCY                 RATING         SUMMARY OF RATING
----------  ----------------------------  -------------  -----------------------------------------
Bond        Moody's Investors             A-3            Bonds which are rated "A"
            Service, Inc. ("Moody's")                    possess many favorable investment
                                                         attributes and are to be considered as
                                                         upper medium grade obligations. Factors
                                                         giving security to principal and interest
                                                         are considered adequate but elements may
                                                         be present which suggest a susceptibility
                                                         to impairment sometime in the future.
                                                         The modifier "3" indicates a ranking in
                                                         the lower end of that generic rating
                                                         category.

Bond        Moody's                       Aa             Bonds which are rated "Aa" are
                                                         judged to be of high quality by all
                                                         standards. Together with the
                                                         "Aaa" group they comprise what
                                                         are generally known as high grade
                                                         bonds. They are rated lower than
                                                         the best bonds because margins of
                                                         protection may not be as large as
                                                         in "Aaa" securities or fluctuation
                                                         of protective elements may be of
                                                         greater amplitude or there may be
                                                         other elements present which
                                                         make the long term risk appear
                                                         somewhat larger then in the "Aaa"
                                                         securities.

Bond        Standard & Poor's             A-             An obligation rated A is somewhat more
            Corporation ("S & P")                        susceptible to the adverse effects of
                                                         changes in circumstances and economic
                                                         conditions than obligations in higher-rated
                                                         categories. However, the obligor's
                                                         capacity to meet its financial commitment
                                                         on the obligation is still strong. The
                                                         "minus" shows a relative lower standing
                                                         within the major "A" category.

Bond        Standard & Poor's             AA-            An obligation rated AA differs
            Corporation ("S & P")                        from the highest-rated obligations
                                                         only in a small degree. The obligor's
                                                         capacity to meet financial commitment on the
                                                         obligation is very strong

TYPE OF
SECURITY    RATING AGENCY                 RATING         SUMMARY OF RATING
----------  ----------------------------  -------------  -----------------------------------------
Commercial  Moody's                       Prime-1        Issuers rated Prime-1 (or supporting
Paper                                                    institutions) have a superior ability for
                                                         repayment of senior short-term debt
                                                         obligations.Prime-1 repayment ability
                                                         will often be evidenced by many of the
                                                         following characteristics: leading market
                                                         positions in well-established industries,
                                                         high rates of return on funds employed,
                                                         conservative capitalization structure with
                                                         moderate reliance on debt and ample asset
                                                         protection, broad margins in earnings
                                                         coverage of fixed financial charges and
                                                         high internal cash generation and well
                                                         established access to a range of financial
                                                         markets and assured sources of alternate
                                                         liquidity.

Commercial  S & P                         A-1            A short-term obligation rated A-1
Paper                                                    Paper is rated in the highest category by
                                                         Standard & Poor's. The obligor's capacity
                                                         to meet its financial commitment on the
                                                         obligation is strong.

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS


EXHIBIT NO.      DESCRIPTION OF EXHIBIT
-----------      ----------------------

(a)(1)           Form of Amended and Restated Articles of Incorporation of Registrant (incorporated by reference to Exhibit
                 1 of Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A No. 2-99584,
                 as filed with the SEC on April 19, 1996 ("PEA No. 13"))

(a)(2)           Articles of Amendment to Amended and Restated Articles of Incorporation of Registrant (incorporated by reference to Exhibit 1(a) of PEA No. 13)

(a)(3)           Articles of Amendment to Amended and Restated Articles of Incorporation of Registrant (incorporated by reference to Exhibit 1(b) of PEA No. 13)

(a)(4)           Articles Supplementary to the Charter of Registrant (incorporated by reference to Exhibit (a) (4) of
                 Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A No. 2-99584, as
                 filed with the SEC on April 17, 2006 ("PEA No. 24")

(b)              Bylaws of Registrant as Amended and Restated on June 22, 2005 (incorporated by reference to Exhibit (b) to
                 PEA No. 24)

(c)              Not applicable

(d)(1)           Form of Investment Advisory and Service Agreement for the Money Market Portfolio dated as of September 29,
                 2006 .

(d)(2)           Form of Investment Advisory Agreement and Service Agreement for the Government/REPO Portfolio dated as of
                 September 29, 2006.

(e)              Not applicable

(f)              Not applicable

(g)(1)           Form of Custodian Agreement (incorporated by reference to Exhibit 8 of PEA No. 13)

(g)(2)           Form of Transfer Agency Agreement (incorporated by reference to Exhibit 8(a) of PEA No. 13)

(h)(1)           Form of Administration Agreement (incorporated by reference to Exhibit 9 of PEA No. 13)

(h)(2)           Assignment of Administration Agreement (incorporated by reference to exhibit 9.1 of Post-Effective
                 Amendment No.17 to the Registrant's Registration Statement on Form N-1A No. 2-99584, as filed with the SEC on April 26, 2000)

EXHIBIT NO.      DESCRIPTION OF EXHIBIT
-----------      ----------------------
(i)              Opinion of Counsel (incorporated by reference to Exhibit 10 of PEA No. 13)

(j)              Consent of Deloitte & Touche LLP

(k)              Not applicable


(l)              Subscription Agreement (incorporated by reference to Exhibit 13 of PEA No. 13)

(m)              Not applicable

(n)              Not applicable

(o)              Not applicable

(p)              Not applicable (Portfolios are money market funds)


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH FUND

                 None

ITEM 25. INDEMNIFICATION

      Under Article IX of the Registrant's Articles of Incorporation, any Trustee, Officer, employee or agent of the Registrant is indemnified to the fullest extent permitted by the General Corporation Law of the State of Maryland from and against any and all of the expenses and liabilities reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Trustee, Officer, employee or agent of the Registrant. This provision does not authorize indemnification when it is determined that such Trustee, Officer, employee or agent would otherwise be liable to Registrant or its Participation Certificate holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties (collectively, "Disabling Conduct").

      The Registrant shall use reasonable and fair means to determine whether such indemnification shall be made. The determination that a person to be indemnified is not liable to the Registrant or its Participation Certificate holders by reason of Disabling Conduct, and therefore eligible for indemnification, shall be determined by (i) a final decision on the merits by a court or other body before whom such proceeding is brought or (ii) after their review of the facts, by vote of a majority of a quorum of Trustees who are neither "interested persons" (as defined in the Investment Company Act) nor parties to the proceeding (a "Disinterested Majority") or by independent counsel in a written opinion to the Registrant. The Registrant's indemnification policy permits the Registrant to advance attorneys' fees or other expenses incurred by its Trustees, Officers, employees or agents in defending such a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is determined ultimately that he is entitled to indemnification. As a condition to such advance (i) the indemnities shall provide a security for his undertaking, (ii) the Registrant shall be insured against losses arising by reason of any lawful advances, or (iii) a Disinterested Majority, or an independent legal counsel in a written opinion to the Fund, shall determine, based on a review of readily available facts to the Fund, that there is reason to believe that the indemnities ultimately will be found entitled to indemnification.

      Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

      BlackRock Institutional Management Corporation ("BlackRock") performs investment advisory services for Registrant and certain other investment companies and accounts. The information required by this Item 26 with respect to each director, officer and partner of BlackRock is incorporated by reference to Schedules A and D of Form ADV filed by BlackRock with the Securities and Exchange Commission pursuant to the Investment Advisors Act of 1940 (SEC File No. 801-13304).

ITEM 27. PRINCIPAL UNDERWRITERS

      Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

           LOCATION
     (TO THE EXTENT KNOWN)               TYPES OF RECORDS
     ---------------------               ----------------
1.   BCS Financial Services              Records relating to its
     Corporation                         functions as administrator.
     2 Mid America Plaza                 Minute Book, Bylaws and Amended and
     Suite 200                           Restated Articles of Incorporation.
     Oakbrook Terrace, IL 60181

2.   PFPC Inc.                           Records relating to its functions
     300 Bellevue Parkway                as transfer agent.
     Wilmington, DE 19809

3.   BlackRock Institutional             Records relating to its functions
     Management Corp.                    as investment advisor and service
     100 Bellevue Parkway                agent for each of the Portfolios.
     Wilmington, DE 19809

4.   PFPC Trust Company                  Records relating to its function
     8800 Tinicum Boulevard              as custodian.
     Philadelphia, PA 19153

ITEM 29. MANAGEMENT SERVICES

      Not applicable

ITEM 30. UNDERTAKINGS

      The Fund undertakes to furnish each person to whom a prospectus has been delivered with a copy of its latest annual report to Participation Certificate holders, upon request and without charge.

                                   SIGNATURES



      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Plan Investment Fund, Inc., certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 25 to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 25 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, State of Illinois, on the 19th day of April, 2007.



                                             PLAN INVESTMENT FUND, INC.

                                             By: SANDRA K. STRUTZ
                                             Sandra K. Strutz, Secretary
ATTEST:
Dale E. Palka

Dale E. Palka
Treasurer


      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 25 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.




Signature                                   TITLE                                      DATE
                                            -----                                      ----
*David P. Behnke                            Trustee, President,                        April 19, 2007
David P. Behnke                             Principal Executive Officer
*Emil D. Duda                               Trustee                                    April 19, 2007
Emil D. Duda
*Terry D. Kellogg                           Trustee                                    April 19, 2007
Terry D. Kellogg
*Robert A. Leichtle                         Trustee                                    April 19, 2007
Robert A. Leichtle
*Gerard T. Mallen                           Trustee                                    April 19, 2007
Gerard T. Mallen
*Joseph F. Reichard                         Trustee                                    April 19, 2007
Joseph F. Reichard
Marilyn T. Tromans                          Trustee                                    April 19, 2007
*Marilyn T. Tromans
Dale E. Palka                               Treasurer, Principal Financial             April 19, 2007
                                            Accounting Officer, Chief Compliance
Dale E. Palka                               Officer


* Executed on behalf of the indicated Officers and Trustees by Sandra K. Strutz, duly appointed attorney-in-fact.

By: Sandra K. Strutz Sandra K. Strutz, Attorney-in-fact

                                    EXHIBITS


(d) (1)Form of Investment Advisory and Service Agreement for the Money Market Portfolio dated as of September 29, 2006

(d) (2)Form of Investment Advisory and Service Agreement for the Government/REPO Portfolio dated as of September 29 ,2006

(j) Consent of Deloitte & Touche LLP